AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 1.8%
Trade Desk, Inc. - Class A (a)	7,804	$815,752

Application Software - 16.1%
Adobe, Inc. (a)	2,599	1,492,892
Autodesk, Inc. (a)	746	192,766
BILL Holdings, Inc. (a)	2,069	112,885
Datadog, Inc. - Class A (a)	3,670	426,674
DocuSign, Inc. (a)	5,829	345,135
Salesforce, Inc.	9,155	2,315,300
Samsara, Inc. - Class A (a)	6,329	259,932
Tyler Technologies, Inc. (a)	1,555	914,138
Workday, Inc. - Class A (a)	3,342	879,581
Zoom Video Communications, Inc. - Class A (a)	3,281	226,651
		7,165,954

Automobile Manufacturers - 1.9%
Tesla, Inc. (a)	3,944	844,450

Biotechnology - 0.1%
Intellia Therapeutics, Inc. (a)	2,260	50,714

Broadline Retail - 7.7%
Amazon.com, Inc. (a)	11,880	2,120,580
MercadoLibre, Inc. (a)	634	1,307,092
		3,427,672

Consumer Finance - 1.0%
American Express Co.	565	146,137
SoFi Technologies, Inc. (a)	38,881	310,659
		456,796

Diversified Banks - 6.0%
NU Holdings Ltd. - Class A (a)	176,878	2,647,864

Health Care Technology - 0.5%
Veeva Systems, Inc. - Class A (a)	999	216,224

Human Resource & Employment Services - 4.8%
Dayforce, Inc. (a)(b)	2,904	166,022
Paychex, Inc.	1,251	164,131

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 4.8% (Continued)
Paycom Software, Inc.	2,430	$395,555
Paylocity Holding Corp. (a)	8,718	1,407,085
		2,132,793

Interactive Media & Services - 4.3%
Alphabet, Inc. - Class A	11,823	1,931,642

Internet Services & Infrastructure - 4.7%
DigitalOcean Holdings, Inc. (a)	7,701	288,249
Fastly, Inc. - Class A (a)	5,460	32,869
MongoDB, Inc. (a)	271	78,804
Okta, Inc. (a)	1,275	100,381
Shopify, Inc. - Class A (a)	19,213	1,423,107
Snowflake, Inc. - Class A (a)	1,366	156,038
		2,079,448

Movies & Entertainment - 3.7%
Netflix, Inc. (a)	1,078	756,055
Roku, Inc. (a)	3,128	211,985
Spotify Technology SA (a)	1,948	667,930
		1,635,970

Pharmaceuticals - 2.3%
Eli Lilly & Co.	1,048	1,006,101

Real Estate Services - 0.3%
Zillow Group, Inc. - Class C (a)	2,504	138,471

Semiconductors - 24.0%
Advanced Micro Devices, Inc. (a)	26,355	3,915,299
NVIDIA Corp.	38,639	4,612,337
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,666	2,174,752
		10,702,388

Systems Software - 7.0%
Microsoft Corp.	4,794	1,999,769
Palo Alto Networks, Inc. (a)	386	140,010
ServiceNow, Inc. (a)	1,128	964,440
		3,104,219

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 13.5%
Adyen NV - ADR (a)	25,052	$369,016
Block, Inc. (a)	5,738	379,167
Dlocal Ltd. (a)(b)	47,407	422,871
Mastercard, Inc. - Class A	254	122,768
PayPal Holdings, Inc. (a)	14,353	1,039,588
Toast, Inc. - Class A (a)	78,685	1,956,109
Visa, Inc. - Class A	6,219	1,718,745
		6,008,264
TOTAL COMMON STOCKS (Cost $31,565,553)		44,364,722

SHORT-TERM INVESTMENTS - 1.7%
Investments Purchased with Proceeds from Securities Lending - 1.3%
First American Government Obligations Fund - Class X, 5.23% (c)	579,995	579,995

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23% (c)	164,591	164,591
TOTAL SHORT-TERM INVESTMENTS (Cost $744,586)		744,586

TOTAL INVESTMENTS - 101.4% (Cost $32,310,139)		$45,109,308
Liabilities in Excess of Other Assets - (1.4)%		(597,228)
TOTAL NET ASSETS - 100.0%		$44,512,080

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $559,396 which represented 1.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AOT GROWTH AND INNOVATION ETF

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

AOT Growth and Innovation ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$44,364,722	$—	$—	$44,364,722
Investments Purchased with Proceeds from Securities Lending	579,995	—	—	579,995
Money Market Funds	164,591	—	—	164,591
Total Investments in Securities	$45,109,308	$—	$—	$45,109,308

Refer to the Schedule of Investments for additional information.

During the fiscal period ended August 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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